Property and Equipment - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Gross book value of fully depreciated assets	₽ 184	₽ 141
Otkritie Bank [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment purchased	₽ 104